U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

       1      Name and Address of Issuer:
              Principal Partners SmallCap Growth Fund, Inc.
              The Principal Financial Group
              Des Moines, IA  50392-0200

       2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
              ---------------
                    X
              ---------------

       3      Investment Company Act File                     811-10193
              Number:
              Securities Act File Number:                     333-48738

       4 a    Last day of fiscal year for which this notice is filed:
              October 31, 2001

       4 b    Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
              ---------------
                   XXX
              ---------------
              Note: If the Form is being filed late, interest must be paid on the registration fee due.

       4 c    Check box if this is the last time the issuer
              will be filing this Form.
              ---------------
                   N/A
              ---------------

       5      Calculation of registration fee:

              (i)            Aggregate sale price of securities sold during the
                             fiscal year in reliance on rule                                            $7,817,480
                             24f-2:

              (ii)           Aggregate price of shares redeemed or
                             repurchased during the fiscal                                148,997
                             year:

              (iii)          Aggregate price of shares redeemed or
                             repurchased during any prior fiscal year ending
                             no
                             earlier than October 11, 1995
                             that were not
                             previously used to reduce
                             registration fees
                             payable to the Commission:                                         0

              (iv)           Total available redemption credits
                             [Add items 5(ii) and 5(iii)]:                                                 148,997


              (v)            Net Sales - If Item 5(i) is greater than Item 5(iv)
                             [subtract Item 5(iv) from Item                                              7,668,483
                             5(i)]:

         -----------------------------------------------------------------------

              (vi)           Redemption credits available for use in future
                             years
                             -- if Item 5(i) is less than Item 5(iv)
                             [subtract Item
                             5(iv) from                                                       N/A
                             Item 5(i)]"

         -----------------------------------------------------------------------

              (vii) Multiplier for determining registration fee (See
                             Instruction                                                                  0.000092
                             c.9):

              (viii) Registration fee due [Multiply Item 5(v) by Item
                             5(vii)] (enter "0" if no fee is                                                705.50
                             due):
                                                                                                       ==============

       6      Prepaid Shares
              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities
              (number of shares or
              other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

       7      Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
              (see
              Instruction
              D):
                                                                                                       +      13.38
                                                                                                       --------------

       8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                            718.88
                                                                                                       ==============

       9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              ---------------
                 01/15/03
              ---------------

              Method of Delivery:

              ---------------
                    XX       Wire Transfer
              ---------------
              ---------------
                   N/A       Mail or other
                             means
              ---------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Partners SmallCap Growth Fund, Inc.

By             /s/ A. S. Filean
         -----------------------------------------------------
         A.S. Filean, Senior Vice President
         and Secretary

Date:         15th day of January 2003